UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8382

DWS Strategic Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Strategic Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 50.3%
Consumer Discretionary 10.6%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK)	47,542	40,173
Affinia Group, Inc., 9.0%, 11/30/2014	115,000	101,775
AMC Entertainment, Inc., 8.0%, 3/1/2014	165,000	139,012
American Achievement Corp., 8.25%, 4/1/2012	25,000	22,625
American Media Operations, Inc., Series B, 144A, 10.25%, 5/1/2009	1,635	1,120
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	55,000	43,450
8.0%, 3/15/2014	55,000	47,575
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015 (b)	115,000	93,725
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	65,000	52,650
Cablevision Systems Corp., Series B, 9.644% **, 4/1/2009	30,000	30,000

CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015		55,000	51,700
Carrols Corp., 9.0%, 1/15/2013 (b)		30,000	27,300
Charter Communications Holdings LLC:
10.25%, 9/15/2010		275,000	251,625
Series B, 10.25%, 9/15/2010		125,000	113,437
11.0%, 10/1/2015		127,000	88,265
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	50,000	55,033
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014		45,000	33,750
CSC Holdings, Inc.:
7.25%, 7/15/2008		45,000	45,113
Series B, 8.125%, 7/15/2009		310,000	315,425
Series B, 8.125%, 8/15/2009		115,000	117,012
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012 (b)		20,000	18,900
Dollarama Group LP, 10.579% **, 8/15/2012		52,000	50,830
EchoStar DBS Corp.:
6.625%, 10/1/2014		95,000	91,437
7.125%, 2/1/2016		75,000	73,688
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		80,000	57,600
Foot Locker, Inc., 8.5%, 1/15/2022		15,000	13,500
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014		240,000	145,200
General Motors Corp.:
7.2%, 1/15/2011		210,000	190,050
7.4%, 9/1/2025		40,000	29,800
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011		480,000	506,400
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		50,000	47,250
Group 1 Automotive, Inc., 8.25%, 8/15/2013 (b)		35,000	33,250
Hanesbrands, Inc., Series B, 8.204% **, 12/15/2014 (b)		100,000	88,000
Hertz Corp.:
8.875%, 1/1/2014		160,000	152,400
10.5%, 1/1/2016 (b)		35,000	33,250
Idearc, Inc., 8.0%, 11/15/2016		360,000	212,400
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		45,000	40,500
ION Media Networks, Inc., 144A, 10.508% **, 1/15/2013		50,000	38,563
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		90,000	61,425
Jarden Corp., 7.5%, 5/1/2017		55,000	48,194
Kabel Deutschland GmbH, 10.625%, 7/1/2014		75,000	71,250
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (b)		40,000	36,800

Liberty Media LLC:
5.7%, 5/15/2013		10,000	8,942
8.25%, 2/1/2030 (b)		85,000	70,824
8.5%, 7/15/2029 (b)		115,000	98,440
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		5,000	3,950
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		25,000	25,750
MGM MIRAGE:
6.0%, 10/1/2009		50,000	49,750
6.75%, 9/1/2012		30,000	28,200
8.375%, 2/1/2011 (b)		70,000	70,350
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		80,000	77,600
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		185,000	160,950
Penske Automotive Group, Inc., 7.75%, 12/15/2016		170,000	145,350
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		70,000	67,900
Quebecor Media, Inc., 144A, 7.75%, 3/15/2016		40,000	36,700
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 * (b)		55,000	26,950
Quiksilver, Inc., 6.875%, 4/15/2015		100,000	79,000
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		55,000	39,600

Sabre Holdings Corp., 8.35%, 3/15/2016		60,000	46,350
Seminole Hard Rock Entertainment, Inc., 144A, 7.491% **, 3/15/2014		80,000	62,400
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		55,000	48,950
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		210,000	140,175
7.875%, 1/15/2014		45,000	36,225
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)		29,000	29,580
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		95,000	78,375
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013 (b)		65,000	60,531
Station Casinos, Inc., 6.5%, 2/1/2014		125,000	83,437
Travelport LLC:
9.749% **, 9/1/2014		50,000	40,000
9.875%, 9/1/2014		55,000	48,400
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		105,000	72,975
United Components, Inc., 9.375%, 6/15/2013		10,000	9,100
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		145,000	100,050
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	100,000	132,079
144A, 8.0%, 11/1/2016	EUR	50,000	64,521
Vitro SAB de CV:
8.625%, 2/1/2012		45,000	42,413
9.125%, 2/1/2017		145,000	127,382
11.75%, 11/1/2013		25,000	25,938
XM Satellite Radio, Inc., 9.75%, 5/1/2014		130,000	118,625
Young Broadcasting, Inc., 8.75%, 1/15/2014		319,000	205,755

			6,274,969
Consumer Staples 1.6%
Alliance One International, Inc., 8.5%, 5/15/2012		35,000	32,725
Delhaize America, Inc.:
8.05%, 4/15/2027		15,000	15,502
9.0%, 4/15/2031		146,000	177,050
General Nutrition Centers, Inc., 10.009% **, 3/15/2014 (PIK) (b)		55,000	43,863
Harry & David Holdings, Inc., 10.124% **, 3/1/2012		50,000	42,500
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		253,750	225,837
Pierre Foods, Inc., 9.875%, 7/15/2012		35,000	19,250
Pilgrim's Pride Corp., 7.625%, 5/1/2015		30,000	28,650
Rite Aid Corp., 7.5%, 3/1/2017		80,000	70,000
Smithfield Foods, Inc., 7.75%, 7/1/2017 (b)		55,000	52,250
Viskase Companies, Inc., 11.5%, 6/15/2011		235,000	235,000

			942,627
Energy 6.2%
Belden & Blake Corp., 8.75%, 7/15/2012		300,000	300,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		100,000	85,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018		40,000	38,200
6.875%, 1/15/2016		230,000	226,550
7.75%, 1/15/2015 (b)		20,000	20,550
Cimarex Energy Co., 7.125%, 5/1/2017		40,000	39,200
Delta Petroleum Corp., 7.0%, 4/1/2015		155,000	135,625
Dynegy Holdings, Inc.:
6.875%, 4/1/2011		15,000	14,569
8.375%, 5/1/2016		100,000	97,750
Energy Partners Ltd., 9.75%, 4/15/2014		55,000	46,063
EXCO Resources, Inc., 7.25%, 1/15/2011		89,000	85,662
Frontier Oil Corp., 6.625%, 10/1/2011		35,000	34,650

GAZ Capital (Gazprom), 144A, 6.51%, 3/7/2022		300,000	273,390
Mariner Energy, Inc.:
7.5%, 4/15/2013		55,000	52,938
8.0%, 5/15/2017		70,000	67,200
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014		85,000	82,662
144A, 8.25%, 12/15/2014		65,000	64,188
Petrobras International Finance Co., 5.875%, 3/1/2018		120,000	118,530
PetroHawk Energy Corp., 9.125%, 7/15/2013		65,000	66,300
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022		145,000	177,133
Plains Exploration & Production Co., 7.0%, 3/15/2017 (b)		55,000	52,800
Quicksilver Resources, Inc., 7.125%, 4/1/2016		155,000	148,412
Sabine Pass LNG LP:
7.25%, 11/30/2013		100,000	98,000
7.5%, 11/30/2016		200,000	196,000
Southwestern Energy Co., 144A, 7.5%, 2/1/2018		80,000	82,400
Stone Energy Corp.:
6.75%, 12/15/2014		190,000	173,375
8.25%, 12/15/2011		70,000	69,650
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		40,000	42,509
Tesoro Corp., 6.5%, 6/1/2017		30,000	27,900
Whiting Petroleum Corp.:
7.0%, 2/1/2014		65,000	64,675
7.25%, 5/1/2012		115,000	114,425
7.25%, 5/1/2013		30,000	29,775
Williams Companies, Inc.:
8.125%, 3/15/2012		200,000	218,000
8.75%, 3/15/2032		265,000	312,037
Williams Partners LP, 7.25%, 2/1/2017		40,000	40,300

			3,696,418
Financials 6.9%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		170,000	136,850
Ashton Woods USA LLC, 9.5%, 10/1/2015		165,000	84,150
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		35,000	26,600
CEVA Group PLC, 144A, 8.5%, 12/1/2014	EUR	50,000	49,340
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		300,000	336,000
E*TRADE Financial Corp.:
7.375%, 9/15/2013		105,000	80,325
7.875%, 12/1/2015		170,000	129,200
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		450,000	384,883
7.375%, 10/28/2009		740,000	701,715
7.875%, 6/15/2010		220,000	202,747
GMAC LLC, 6.875%, 9/15/2011		795,000	648,662
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015		115,000	117,587
8.875%, 4/1/2015 (PIK) (b)		90,000	91,800
9.75%, 4/1/2017		105,000	104,212
Hexion US Finance Corp., 9.75%, 11/15/2014		30,000	31,050
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		65,000	62,888
iPayment, Inc., 9.75%, 5/15/2014		60,000	53,700
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		55,000	44,825
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		90,000	71,550
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014		75,000	68,062
144A, 7.0%, 5/1/2017		75,000	67,313

Pinnacle Foods Finance LLC, 9.25%, 4/1/2015 (b)	50,000	43,125
Residential Capital LLC:
5.646% **, 6/9/2008	20,000	17,800
6.393% **, 11/21/2008	165,000	131,175
8.125%, 11/21/2008	55,000	42,488
Tropicana Entertainment LLC, 9.625%, 12/15/2014	90,000	43,200
UCI Holdco, Inc., 12.491% **, 12/15/2013 (PIK)	58,183	51,492
Universal City Development Partners, 11.75%, 4/1/2010 (b)	200,000	206,250
Yankee Acquisition Corp., Series B, 8.5%, 2/15/2015	80,000	66,800

		4,095,789
Health Care 2.6%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	90,000	76,950
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015	75,000	76,125
Boston Scientific Corp., 6.0%, 6/15/2011 (b)	55,000	53,350
Community Health Systems, Inc., 8.875%, 7/15/2015	410,000	402,312
HCA, Inc.:
9.125%, 11/15/2014	90,000	91,800
9.25%, 11/15/2016	195,000	199,875
9.625%, 11/15/2016 (PIK)	90,000	92,925
HEALTHSOUTH Corp., 10.75%, 6/15/2016	45,000	47,138
IASIS Healthcare LLC, 8.75%, 6/15/2014	45,000	44,438
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	55,000	54,450
Sun Healthcare Group, Inc., 9.125%, 4/15/2015	40,000	38,500
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	65,000	52,650
The Cooper Companies, Inc., 7.125%, 2/15/2015 (b)	80,000	76,000
Universal Hospital Services, Inc., 8.5%, 6/1/2015 (PIK)	40,000	39,900
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	70,000	51,275
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	170,000	162,350

		1,560,038
Industrials 6.0%
Actuant Corp., 144A, 6.875%, 6/15/2017	45,000	43,425
Allied Security Escrow Corp., 11.375%, 7/15/2011	70,000	61,425
American Color Graphics, Inc., 10.0%, 6/15/2010	90,000	43,200
American Color Graphics, Inc., Promissory Note due 3/15/2008 (c)	5,400	2,592
American Railcar Industries, Inc., 7.5%, 3/1/2014	60,000	54,900
ARAMARK Corp., 6.739% **, 2/1/2015	75,000	65,625
Baldor Electric Co., 8.625%, 2/15/2017 (b)	55,000	53,900
Belden, Inc., 7.0%, 3/15/2017	40,000	38,900
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	99,000
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	70,000	70,175
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	130,000	119,600
Building Materials Corp. of America, 7.75%, 8/1/2014	75,000	55,500
Cenveo Corp., 7.875%, 12/1/2013	80,000	68,200
Congoleum Corp., 8.625%, 8/1/2008 *	100,000	75,000
DRS Technologies, Inc.:
6.625%, 2/1/2016	25,000	24,438
6.875%, 11/1/2013	155,000	151,900
7.625%, 2/1/2018	185,000	185,000
Education Management LLC, 8.75%, 6/1/2014	50,000	44,000
Esco Corp., 144A, 8.625%, 12/15/2013	235,000	224,425
General Cable Corp.:
7.104% **, 4/1/2015	65,000	55,900
7.125%, 4/1/2017 (b)	45,000	43,200
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	45,000	41,625

Harland Clarke Holdings Corp., 9.5%, 5/15/2015	55,000	40,700
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	80,000	54,400
8.875%, 4/1/2012	220,000	122,100
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	240,000	222,900
7.625%, 12/1/2013	110,000	103,675
9.375%, 5/1/2012	140,000	145,600
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	40,000	40,400
9.5%, 10/1/2008	375,000	383,437
Mobile Services Group, Inc., 9.75%, 8/1/2014	75,000	70,125
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014 (b)	65,000	62,563
Panolam Industries International, Inc., 10.75%, 10/1/2013	25,000	19,500
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	300,000	175,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	10,000	10,650
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	50,000	45,000
Titan International, Inc., 8.0%, 1/15/2012	190,000	183,350
TransDigm, Inc., 7.75%, 7/15/2014	35,000	34,825
U.S. Concrete, Inc., 8.375%, 4/1/2014 (b)	60,000	49,500
United Rentals North America, Inc.:
6.5%, 2/15/2012	55,000	49,775
7.0%, 2/15/2014	150,000	120,000
Xerox Capital Trust I, 8.0%, 2/1/2027	30,000	30,492

		3,586,422
Information Technology 1.5%
Alion Science & Technology Corp., 10.25%, 2/1/2015	45,000	29,588
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 (b)	95,000	77,425
L-3 Communications Corp.:
5.875%, 1/15/2015	180,000	175,050
Series B, 6.375%, 10/15/2015	85,000	84,362
Lucent Technologies, Inc., 6.45%, 3/15/2029 (b)	200,000	150,000
MasTec, Inc., 7.625%, 2/1/2017	55,000	48,675
Sanmina-SCI Corp., 144A, 7.741% **, 6/15/2010	27,000	26,595
Seagate Technology HDD Holdings, 6.8%, 10/1/2016 (b)	105,000	101,325
SunGard Data Systems, Inc., 10.25%, 8/15/2015	140,000	139,300
Vangent, Inc., 9.625%, 2/15/2015	45,000	33,806

		866,126
Materials 5.3%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011 (b)	25,000	24,250
ARCO Chemical Co., 9.8%, 2/1/2020	385,000	325,325
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	115,000	73,025
Cascades, Inc., 7.25%, 2/15/2013	161,000	145,705
Chemtura Corp., 6.875%, 6/1/2016	90,000	81,450
Clondalkin Acquisition BV, 144A, 6.991% **, 12/15/2013	75,000	61,500
CPG International I, Inc.:
10.5%, 7/1/2013	130,000	114,400
11.468% **, 7/1/2012	30,000	24,900
Exopack Holding Corp., 11.25%, 2/1/2014	175,000	161,875
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	85,000	90,100
GEO Specialty Chemicals, Inc., 144A, 12.703% **, 12/31/2009 (d)	248,000	185,690
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	35,000	32,550
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	55,000	45,650
Hexcel Corp., 6.75%, 2/1/2015	235,000	226,187
Huntsman LLC, 11.625%, 10/15/2010	201,000	213,060

Innophos, Inc., 8.875%, 8/15/2014		25,000	24,375
Jefferson Smurfit Corp., 8.25%, 10/1/2012 (b)		80,000	74,600
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		155,000	131,750
Metals USA Holding Corp., 10.729% **, 7/1/2012 (PIK)		75,000	55,500
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		30,000	21,750
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)		70,000	62,650
Mueller Water Products, Inc., 7.375%, 6/1/2017		35,000	30,450
NewMarket Corp., 7.125%, 12/15/2016		135,000	132,300
NewPage Corp., 144A, 10.0%, 5/1/2012 (b)		105,000	105,263
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	50,000	70,214
Pliant Corp., 11.625%, 6/15/2009 (PIK)		10	10
Radnor Holdings Corp., 11.0%, 3/15/2010 *		20,000	150
Rhodia SA, 144A, 7.326% **, 10/15/2013	EUR	50,000	68,317
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (b)		85,000	75,225
8.375%, 7/1/2012		50,000	47,000
Steel Dynamics, Inc.:
6.75%, 4/1/2015		120,000	117,300
144A, 7.375%, 11/1/2012		20,000	20,250
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		120,000	117,900
The Mosaic Co., 144A, 7.625%, 12/1/2014		100,000	106,250
Witco Corp., 6.875%, 2/1/2026		45,000	30,600
Wolverine Tube, Inc., 10.5%, 4/1/2009		70,000	61,950

			3,159,471
Telecommunication Services 4.5%
BCM Ireland Preferred Equity Ltd., 144A, 11.355% **, 2/15/2017 (PIK)	EUR	55,956	68,407
Centennial Communications Corp.:
10.0%, 1/1/2013		150,000	144,750
10.125%, 6/15/2013		150,000	151,500
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)		110,000	110,000
8.375%, 1/15/2014 (b)		65,000	62,400
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		115,000	102,350
Embratel, Series B, 11.0%, 12/15/2008 (b)		19,000	20,021
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		18,948	18,095
Intelsat Corp., 9.0%, 6/15/2016		30,000	30,000
Intelsat Jackson Holdings Ltd.:
9.25%, 6/15/2016		35,000	35,000
11.25%, 6/15/2016		105,000	104,606
Intelsat Ltd., 5.25%, 11/1/2008		300,000	302,250
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		115,000	115,000
iPCS, Inc., 5.364% **, 5/1/2013		30,000	24,000
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		150,000	132,000
Millicom International Cellular SA, 10.0%, 12/1/2013		385,000	410,988
Nortel Networks Ltd., 8.508% **, 7/15/2011		80,000	69,200
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014		100,000	93,370
Qwest Corp., 7.25%, 9/15/2025		20,000	18,000
Rural Cellular Corp., 9.875%, 2/1/2010		70,000	71,925
Stratos Global Corp., 9.875%, 2/15/2013		30,000	30,450
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013		180,000	187,200
US Unwired, Inc., Series B, 10.0%, 6/15/2012		90,000	83,700
Virgin Media Finance PLC:
8.75%, 4/15/2014	EUR	90,000	112,723
8.75%, 4/15/2014		125,000	106,875

West Corp., 9.5%, 10/15/2014		65,000	56,875

			2,661,685
Utilities 5.1%
AES Corp.:
8.0%, 10/15/2017		105,000	107,100
144A, 8.75%, 5/15/2013		343,000	358,435
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		310,000	330,150
CMS Energy Corp., 8.5%, 4/15/2011 (b)		265,000	285,137
Edison Mission Energy, 7.0%, 5/15/2017		100,000	98,250
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		160,000	157,696
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		425,000	412,250
Mirant Americas Generation LLC, 8.3%, 5/1/2011		125,000	125,781
Mirant North America LLC, 7.375%, 12/31/2013		30,000	30,113
NRG Energy, Inc.:
7.25%, 2/1/2014		185,000	180,606
7.375%, 2/1/2016		390,000	375,862
Regency Energy Partners LP, 8.375%, 12/15/2013		75,000	75,000
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		105,000	103,294
Sierra Pacific Resources:
6.75%, 8/15/2017		130,000	131,529
8.625%, 3/15/2014		33,000	35,092
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		235,000	229,125

			3,035,420

Total Corporate Bonds (Cost $33,263,736)			29,878,965
Government & Agency Obligations 40.8%
Sovereign Bonds
Dominican Republic:
144A, 8.625%, 4/20/2027		115,000	125,753
Series REG S, 9.5%, 9/27/2011		263,483	277,975
Federative Republic of Brazil:
6.0%, 1/17/2017 (b)		2,300,000	2,357,500
7.125%, 1/20/2037 (b)		570,000	615,030
7.875%, 3/7/2015		540,000	618,300
8.75%, 2/4/2025		460,000	570,400
8.875%, 10/14/2019		660,000	821,700
11.0%, 8/17/2040		1,245,000	1,673,902
12.5%, 1/5/2016	BRL	625,000	389,190
Government of Ukraine:
144A, 6.75%, 11/14/2017		350,000	345,919
Series REG S, 7.65%, 6/11/2013		460,000	492,844
Republic of Argentina:
3.092% **, 8/3/2012 (PIK)		1,084,375	949,167
5.83%, 12/31/2033 (PIK)	ARS	543	172
Republic of Colombia:
8.25%, 12/22/2014		80,000	92,040
10.0%, 1/23/2012 (b)		665,000	784,700
10.75%, 1/15/2013		200,000	247,200
Republic of El Salvador, 144A, 7.65%, 6/15/2035		885,000	946,950
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	104,600
Republic of Indonesia, 144A, 6.875%, 3/9/2017 (b)		625,000	650,781
Republic of Panama:
7.125%, 1/29/2026		407,000	429,385
9.375%, 1/16/2023		665,000	857,850
Republic of Peru, 7.35%, 7/21/2025 (b)		2,015,000	2,256,800
Republic of Philippines:
7.75%, 1/14/2031 (b)		215,000	237,844

8.0%, 1/15/2016 (b)	1,055,000	1,192,150
8.375%, 2/15/2011 (b)	205,000	223,717
9.375%, 1/18/2017	325,000	397,313
Republic of Turkey:
7.0%, 9/26/2016 (b)	815,000	848,659
7.25%, 3/15/2015	180,000	191,025
11.75%, 6/15/2010	1,175,000	1,362,177
Republic of Uruguay:
7.625%, 3/21/2036 (b)	120,000	123,300
8.0%, 11/18/2022	385,000	415,800
9.25%, 5/17/2017	415,000	493,850
Republic of Venezuela, 10.75%, 9/19/2013	1,645,000	1,751,925
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016	965,000	1,015,662
United Mexican States:
5.625%, 1/15/2017 (b)	180,000	187,470
Series A, 6.75%, 9/27/2034	161,000	176,939

Total Government & Agency Obligations (Cost $23,795,744)		24,225,989
Loan Participations & Assignments 5.1%
Senior Loans** 3.1%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 4.459%, 4/2/2014	29,774	26,425
Aleris International, Inc., Term Loan B, LIBOR plus 2.375%, 5.084%, 12/14/2013	39,799	32,784
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 5.209%, 6/30/2013	17,760	15,584
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 5.959%, 4/11/2015	10,000	9,660
Term Loan B, LIBOR plus 3.25%, 5.959%, 4/11/2015	85,000	82,087
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013	19,378	11,249
Term Loan B, 7.906%, 1/13/2011	145,219	84,300
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.209%, 10/10/2014	493,763	450,748
Term Loan B3, LIBOR plus 3.5%, 6.209%, 10/10/2014	314,213	288,290
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.959%, 9/16/2013	29,925	25,174
Golden Nugget, 6.37%, 6/16/2014	60,000	46,800
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 4.709%, 3/26/2014	3,135	2,923
Term Loan B, LIBOR plus 2.0%, 4.709%, 3/26/2014	36,772	34,318
HCA, Inc., Term Loan A1, 6.83%, 11/18/2012	171,346	157,911
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 4.959%, 5/5/2013	86,728	80,310
Term Loan C2, LIBOR plus 2.25%, 4.959%, 5/5/2013	23,979	22,161
Local TV On Satellite LLC, Term Loan B, LIBOR plus 2.25%, 4.959%, 5/7/2013	34,825	30,124
Longview Power LLC:
Demand Draw, 5.385%, 4/1/2014	12,560	11,414
Letter of Credit, 7.125%, 4/1/2014	4,000	3,635
Term Loan B, 7.25%, 4/1/2014	12,000	10,905
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 5.709%, 11/5/2014	15,000	14,602
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 4.959%, 9/30/2014	53,449	44,430
Symbion, Inc.:
Term Loan A, 6.494%, 8/23/2013	24,738	20,780
Term Loan B, 6.494%, 8/23/2014	24,738	21,274
Telesat Canada, Inc.:
Term Loan B, LIBOR plus 3.0%, 5.709%, 10/31/2014	113,638	104,956
8.09%, 9/1/2014	37,795	34,907
9.0%, 10/31/2008	160,000	132,000

Tribune Co., Term Loan B, 7.91%, 5/24/2014						109,450	80,222

							1,879,973
Sovereign Loans 2.0%
Credit Suisse (City of Kiev, Ukraine), 144A, 8.25%, 11/26/2012						870,000	880,527
CSFB International (Exim Ukraine), 6.8%, 10/4/2012						290,000	282,402

							1,162,929

Total Loan Participations & Assignments (Cost $3,276,876)							3,042,902
						Units	Value ($)

	Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $81,109)						95,000	80,750
						Shares	Value ($)

	Common Stocks 0.0%
GEO Specialty Chemicals, Inc.* (Cost $19,452)						1,741	1,480
	Warrants 0.0%
New ASAT Finance LLC, Expiration Date 2/1/2011* (Cost $0)						11,700	5,339
	Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0% *						10,000	455
Series AI, 144A, 12.0%*						25,000	1,138

Total Convertible Preferred Stocks (Cost $4,905)							1,593
	Securities Lending Collateral 18.1%
Daily Assets Fund Institutional, 3.69% (e) (f) (Cost $10,764,652)						10,764,652	10,764,652
	Cash Equivalents 0.6%
Cash Management QP Trust, 3.89% (e) (Cost $350,945)						350,945	350,945
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $71,557,419) †						115.0	68,352,615
Other Assets and Liabilities, Net						(15.0)	(8,932,831)

Net Assets						100.0	59,419,784

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $71,445,867. At February 29, 2008, net unrealized depreciation for all securities based on tax cost was $3,093,252. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $859,007 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,952,259.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
	Congoleum Corp.	8.625%	8/1/2008	100,000	USD	86,244	75,000
	Quebecor World, Inc.	9.75%	1/15/2015	55,000	USD	55,975	26,950

Radnor Holdings Corp.	11.0%	3/15/2010	20,000	USD	17,688	150
159,907	102,100
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 29, 2008.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2008 amounted to $10,399,330 which is 17.5% of net assets.
(c)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 3/15/2008. This security is deemed to be non-income producing.
(d)	Security has a deferred interest payment of $7,753 from April 1, 2006.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
At February 29, 2008 the Fund had unfunded loan commitments of $19,803 which could be extended at the option of the borrower, pursuant to the following loan agreement:
Unfunded Loan	Unrealized
Borrower	Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	9,975	9,660	(315)
Longview Power LLC, Demand Draw, 4/1/2014	1,364	1,309	(55)
Telesat Canada, Inc., Term Loan B, 10/31/2014	8,464	7,921	(543)
Total	19,803	18,890	(913)

At February 29, 2008, open credit default swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)

10/4/2007 12/20/2008	55,000[1]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(1,623)
10/5/2007 12/20/2008	30,000[2]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(874)
10/23/2007 12/20/2008	115,000[3]	Fixed — 3.4%	Ford Motor Co., 6.5%, 8/1/2018	(3,124)
10/13/2007 12/20/2009	60,000[4]	Fixed — 3.85%	Ford Motor Co., 6.5%, 8/1/2018	(5,254)
12/13/2007 12/20/2009	55,000[4]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(3,184)
10/23/2007 12/20/2008	110,000[3]	Fixed — 3.0%	General Motors Corp., 7.125%, 7/15/2013	(2,886)
10/3/2007 12/20/2008	55,000[2]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(1,358)
11/5/2007 12/20/2012	1,500,000[2]	Fixed — 0.77%	Government of Russia 7.75%, 3/31/2030	(35,487)
2/19/2008 3/20/2009	170,000[4]	Fixed — 3.8%	HCA, Inc. 3.8%, 3/20/2009	799

11/21/2007 12/20/2008	60,000[4]	Fixed — 4.02%	Tenet Healthcare Corp. 7.375%, 2/1/2013	(314)
2/26/2008 3/20/2009	130,000[4]	Fixed — 5.0%	Tenet Healthcare Corp. 7.375%, 2/1/2013	149
Total net unrealized depreciation				(53,156)

Counterparties:
1	Goldman Sachs & Co.
2	JPMorgan Chase, Inc.
3	Morgan Stanley Co., Inc.
4	Merrill Lynch, Pierce, Fenner & Smith, Inc..

As of February 29, 2008, the Fund had the following open forward foreign exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
EUR	383,000	USD	581,026	4/7/2008	258

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
EUR	404,800	USD	601,027	3/4/2008	(13,446)

Currency Abbreviations
ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 11,115,597	$ -
Level 2 - Other Significant	57,230,199	(67,257)
Observable Inputs
Level 3 - Significant	6,819	-
Unobservable Inputs
Total	$ 68,352,615	$ (67,257)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at February 29, 2008:

Investments in Securities at Market Value
Balance as of December 1, 2007	$ 1 ,480
Total realized gains or losses	-
Change in unrealized appreciation (depreciation)	5,339
Net purchases (sales)	-
Net transfers in (out) of Level 3	-

Balance as of February 29, 2008	$ 6,819

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008